Related Party Disclosures	12 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Related Party Disclosures

27. RELATED PARTY DISCLOSURES

Ultimate parent

Genetic Technologies Limited is the ultimate Australian parent company. As at the date of this Report, no shareholder controls more than 50% of the issued capital of the Company.

Transactions within the Company and with other related parties

During the year ended 30 June 2020, the only transactions between entities within the Company and other related parties occurred, are as listed below. Except where noted, all amounts were charged on similar to market terms and at commercial rates.

Blockchain Global Limited

As announced by the Company on February 15, 2018, a non-binding terms sheet with Blockchain Global Limited(BCG) was entered to provide a framework for continuing discussions between the two companies, with the proposed transaction being subject to shareholder approval (by non-associated Shareholders); and as announced by the Company on August 2, 2018, a framework agreement with BCG was entered formalizing the non-binding terms sheet and providing a framework for a strategic alliance between the Company and BCG, with the agreement became binding on November 29, 2018 upon receiving the requisite shareholder approval. The agreement proposed the issue of 486 million shares to BCG in 3 tranches subject to the achievement of certain milestones. No shares have been issued under the framework agreements and no milestones have been achieved. Any rights to the 486 million milestone shares lapsed between December 27, 2019 and June 27, 2020.

The company has accounted for these share issuances in accordance with its accounting policy for share-based payment transactions and has not recorded any associated expense in the current year given performance conditions have not been met and are not currently considering any Blockchain related projects.

A number of Directors of the Company presently or previously have had involvement with BCG. Mr. Xue Lee has a direct and indirect share interest and was a CEO and managing director of BCG. Mr. Peter Rubinstein held a minority shareholding in the entity and was also a director in BCG. Dr Jerzy Muchnicki has a direct and indirect interest in BCG. Dr Paul Kasian was previously a director of BCG until July 2018.

Performance Rights Issuance

After receiving requisite shareholder approval on 29 November 2018, the Company has issued 76,250,000 performance rights to Directors of the Company as follows:

●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C performance Rights to Dr Paul Kasian

●	3,750,000 Class A Performance Rights to Dr Lindsay Wakefield

●	6,250,000 Class A Performance Rights to Dr George Muchnicki

●	5,000,000 Class A Performance Rights to Mr. Peter Rubinstein

●	3,750,000 Class A Performance Rights to Mr. Xue Lee

During the year, 3,750,000 Performance Rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited during the year ended June 30, 2020. Additionally, 57,500,000 Performance Rights previously issued to Dr Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of Performance Rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.

The Company has accounted for these performance rights in accordance with its accounting policy for share-based payment transactions and has recorded net reversal of A$43,484 of associated expense in the current year end.

Blockshine Health Joint Venture

The Company, via its subsidiary Gene Ventures Pty Ltd, entered into a joint venture with Blockshine Technology Corporation (BTC). The joint venture company, called Blockshine Health, was to pursue and develop blockchain opportunities in the biomedical sector. Blockshine Health was to have full access to BTC’s technology (royalty free) as well as all of its opportunities in the biomedical sector. The Company invested A$250,000 into the joint venture in the year ended June 30, 2019 and held 49% equity stake. The Joint Venture agreement was subsequently cancelled and the investment of A$250,000 was impaired in the year ended June 30, 2019.

During the year ended June 30, 2020, the Company managed to recover A$43,380 from this investment previously written-off.

Genetic Technologies HK Limited and Aocheng Genetic Technologies Co. Ltd - Joint Venture

In August 2018, the Company announced a Heads of Agreement had been reached with Representatives of the Hainan Government - Hainan Ecological Smart City Company (“HESCG”), a Chinese industrial park development & operations company have formally invited Genetic Technologies Limited (“GTG”) to visit the Hainan Medical Pilot Zone to conduct a formal review and discuss opportunities for market entry into China via the Hainan Free Trade Zone initiative. The invitation was extended to GTG via Beijing Zishan Health Consultancy Limited (“Zishan”), demonstrating the potential for growth presented by the proposed Joint Venture between the parties (as announced to the market on August 14, 2018).

Subsequently, the Company announced the official formation of Genetic Technologies HK Limited and Aocheng Genetic Technologies Co. Ltd in Hong Kong to the market on March 27, 2019,

The Company’s previous Chairman, Dr Paul Kasian was named in the formation Heads of Agreement document to be the Chairman of the Joint Venture entity. At June 30, 2020, Genetic Technologies HK Limited has 100% ownership of Hainan Aocheng Genetic Technologies Co. Limited. At this time, no Directors fees or emoluments have been paid to Dr Kasian, nor have agreements regarding fees been reached.

Issuance of options to directors towards sub-underwriting the capital raise

As announced on October 4, 2019, the Company undertook an underwritten non-renounceable pro-rata entitlement offer at an Issue Price of 0.4 cents per new share.

On October 11, 2019, the Company updated the market to advise that the offer was from that time agreed to be underwritten by Lodge Corporate Pty Ltd and that two of the Company’s directors (Peter Rubinstein and Dr. Jerzy Muchnicki), had agreed to sub-underwrite the offer. Both directors, in conjunction with the underwriter Lodge Corporate Pty Ltd, subsequently agreed amongst themselves to alter the respective sub-underwritten amounts, but the total to be sub-written between them (A$2 million) remained same, as did the total underwritten amount (of A$4 million).

Accordingly, the underwritten offer subsequently was sub-underwritten by Mr. Peter Rubinstein and Dr. Jerzy Muchnicki (each as up to A$1 million) in conjunction with a consortium of non-associated wholesale investors (also as sub-underwriters) who in aggregate equate to the underwritten amount of A$4 million, each in accordance with the terms of their separate sub-underwriting agreements with Lodge Corporate Pty Ltd (each a Sub-Underwriting Agreement).

Dr. Muchnicki and Mr. Rubinstein reflecting the amount of their sub-writing commitment were to be granted on the same terms as all options to be granted to the relevant sub-underwriters. The number of options issued to both directors was calculated as 1 Option for every 2 Shares being sub-underwritten and were issued a total of 125,000,000 unlisted options to each of the directors.

As announced on October 11, 2019, within the rights issue offer document, upon exercise each such option converts into 1 fully paid share on terms consistent with the ASX Listing Rules; with a 3-year expiry date from grant and with an exercise price per underwriter and sub-underwriter option equal to the lower of:

●	A$0.008 ; and
●	The implicit price per share at which any raise done by Aegis capital within 3 months from the company’s shareholder meeting.

but in any event with a floor exercise price equal to A$0.004.

Lodge Corporate

Dr. Kasian was a director of corporate finance and corporate advisor from December 2017 to February 2019 with Lodge Corporate. During the year ended, the company engaged in corporate advisory services with Lodge Corporate and had transactions worth A$154,224 which also included A$88,000 that related to 2% of the underwriting of the capital raise during the year ended June 30, 2020. Additionally, during the year, On March 6, 2020 the Company issued 5,000,000 options to Lodge Corporate Pty Ltd valued at A$29,340 which were in relation to capital raising costs.

Mr. Phillip Hains (Chief Financial Officer)

On July 15, 2019, the Company announced that it had appointed Mr. Phillip Hains (MBA, CA) as the Chief Financial Officer who has over 30 years of extensive experience in roles with a portfolio of ASX and NASDAQ listed companies and provides CFO services through his firm The CFO Solution. Prior to this point the Company had a similar arrangement with The CFO Solution, where it would engage and provided services of overall CFO, accounting and other finance related activities.

During the reporting period, the company had transactions valued at A$527,724 (2019: A$45,459) with The CFO Solution towards provision of overall CFO, accounting and other finance related activities.

Mr. Stanley Sack (Chief Operating Officer)

On May 18, 2020, the Company appointed Mr. Stanley Sack who provides consulting in the capacity of Chief Operating Officer. Mr. Sack has spent 15 years in large listed entities in executive positions managing large business divisions. He has worked with a high net worth family managing all their operating businesses and private equity activities. Mr. Sack built an Allied Health Business in the aged care and community care space which became the biggest Mobile Allied Health Business in Australia, and was recently sold to a large medical insurance company.

During the reporting period, the company had transactions valued at A$38,500 (2019: Nil) with Mr. Stanley Sack’s entity Cobben Investments towards provision of consulting services in relation to provision of duties related to Chief Operating Officer of the Company.

Mr. Peter Rubinstein (Non-Executive Director and Chairman)

During the financial year ended June 30, 2020, the board approved to obtain consulting services in relation to capital raises, compliance, Nasdaq hearings and investor relations from its Non-executive director and current Chairman, Mr. Peter Rubinstein. The services procured were through Mr. Peter Rubinstein’s associate entity ValueAdmin.com Pty Ltd and amounted to A$35,000 which remains payable and is included as part of the cash salary and fees in the remuneration report as at June 30, 2020.

There were no transactions with parties related to Key Management Personnel during the year other than that disclosed above.

Details of Directors and Key Management Personnel as at balance date

Directors

●	Mr Peter Rubinstein (Independent Non-Executive & Chairman)
●	Dr Jerzy Muchnicki (Executive Director & Interim Chief Executive Officer)
●	Dr Lindsay Wakefield (Independent Non-Executive)
●	Mr Nicholas Burrows (Independent Non-Executive) (appointed September 2, 2019)

Key Management Personnel (KMPs)

●	Dr Richard Allman (Chief Scientific Officer)
●	Mr Phillip Hains (Chief Financial Officer) (appointed July 15, 2019)
●	Mr Stanley Sack (Chief Operating Officer) (appointed May 18, 2020)

	Consolidated
	2020 $	2019 $	2018 $
Remuneration of Key Management Personnel
Short-term employee benefits	638,659	964,162	1,215,632
Post-employment benefits	53,614	86,130	96,315
Share-based payments	(32,498)	157,886	130,385
Other long-term benefits	3,231	734	2,371
Termination benefits	-	-	164,760
Total remuneration of Key Management Personnel	663,006	1,208,912	1,609,463